Share Option And Restricted Share Scheme - Additional Information (Detail)	12 Months Ended			12 Months Ended											12 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2011 Maximum CNY	Dec. 31, 2009 Maximum CNY	Dec. 31, 2011 Minimum CNY	Dec. 31, 2009 Minimum CNY	Dec. 31, 2012 Online Game Product Development Costs USD ($)	Dec. 31, 2012 Online Game Product Development Costs CNY	Dec. 31, 2011 Online Game Product Development Costs CNY	Dec. 31, 2010 Online Game Product Development Costs CNY	Dec. 31, 2012 Restricted Share USD ($)	Dec. 31, 2012 Restricted Share CNY	Aug. 08, 2011 Accelerated Vesting of Stock Options CNY	Dec. 31, 2012 Employee Stock Option USD ($)	Dec. 31, 2012 Employee Stock Option CNY	Dec. 31, 2011 Employee Stock Option CNY	Dec. 31, 2010 Employee Stock Option CNY	Aug. 08, 2011 Employee Stock Option CNY	Sep. 30, 2006 Stock Incentive Plan 2006	May 15, 2007 Stock Incentive Plan 2006 Directors and Consultants USD ($)	Mar. 19, 2007 Stock Incentive Plan 2006 Directors and Consultants USD ($)	Sep. 17, 2010 Stock Incentive Plan 2007 USD ($) Person	Sep. 17, 2010 Stock Incentive Plan 2007 CNY	Oct. 17, 2007 Stock Incentive Plan 2007 USD ($)	Sep. 17, 2010 Stock Incentive Plan 2007 Employees Vested CNY	Oct. 12, 2007 Stock Incentive Plan 2007 Maximum	Oct. 12, 2007 Stock Incentive Plan 2007 Minimum	Apr. 23, 2010 Stock Incentive Plan 2007 Restricted Share	Oct. 31, 2011 Stock Incentive Plan 2007 Employee Directors, Plan USD ($) Person	Oct. 31, 2011 Stock Incentive Plan 2007 Employee Directors, Plan CNY	Feb. 27, 2009 Non Performance Based Shares USD ($)	Sep. 09, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Feb. 14, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Feb. 01, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Jan. 14, 2011 Non Performance Based Shares Independent Directors Compensation Plan USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized share option scheme																				16,000,000							23,700,000
Share options and SARs, Maximum term																				6 years							10 years
Awards vest period																				5 years							5 years	4 years	5 years	5 years	5 years					4 years
Share option annual vesting percentage																				20.00%	20.00%	20.00%					25.00%	20.00%
Share option granted																					3,800,000	920,000			1,743,500							335,000	560,500	50,000	60,000	60,000
Exercise share based option fair value																					$ 2.00	$ 2.00	$ 6.36		$ 15.50					$ 4.07		$ 6.00	$ 8.01	$ 10.50	$ 10.29	$ 7.24
Share option granted, Restricted shares																													797,000	14,000,000	14,000,000
Restricted shares, vesting term																													One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.	One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.	One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.
Total Share options outstanding	907,900		3,191,950																				2,414,000	2,414,000
Number of employees																							120	120						84	84
Incremental compensation cost for the modification																								8,273,839		5,300,346					2,114,102
Vesting share														400,000
Compensation expenses														10,000,000					7,000,000
Share based compensation exercise price range lower range limit																														$ 6.00
Share based compensation exercise price range upper range limit																														$ 7.24
Number of shares from stock incentive plan ,modified																														1,098,600	1,098,600
Incremental compensation cost allocated to share based compensation																															1,449,156
Intrinsic value of options exercised															6,324,000	39,399,000	278,174,000	33,700,000
Weighted average estimated fair value of options granted				19.85	22.37	15.75	17.35										18.45
Total fair value of options vested															1,003,158	6,249,777	37,166,249	29,951,523
Unrecognized estimated share-based compensation cost	123,046	766,586
Deferred cost is expected to be recognized over a weighted-average vesting period	10 months 10 days
Unrecognized estimated share-based compensation cost												21,853,469	136,149,295
Weighted-average vesting period												2 years 6 months	2 years 6 months
Share based compensation costs, capitalized								$ 36,851	229,584	87,497	295,211